UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   12/31/03

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

  /s/ William W. Lester         Lincoln, Nebraska             02-04-04
------------------------    --------------------------    --------------------
      (signature)                 (city, state)                  (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              108

Form 13F Information Table Value Total:              $255,769

List of Other Included Managers:

No.      13F File Number   Name


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                                              TITLE OF      VALUE      SHARES/  SH/PUT/   INVESTMENT   OTHER     VOTING   AUTHORITY
                  NAME OF ISSUER          CLASS    CUSIP    (x1000)    PRN AMT  PRN/CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
AFFILIATED COMPUTER SERVICES               COM   008190100    4,615      84,750 SH        DEFINED                 84,750
AFFILIATED COMPUTER SERVICES               CDS   008190AF7    1,493   1,180,000 PRN       DEFINED              1,180,000
AFFILIATED MANAGERS GROUP, INC             CDS   008252AC2    1,463   1,500,000 PRN       DEFINED              1,500,000
JOHNSON & JOHNSON (ALZA CORP)              CDS   02261WAB5    1,194   1,650,000 PRN       DEFINED              1,650,000
AMERICAN CENTURY GLOBAL GLD FD             COM   02507M105      263      19,966 SH        DEFINED                 19,966
AMERICAN EXPRESS COMPANY                   COM   025816109    4,758      98,650 SH        DEFINED                 98,650
AMERICAN INTL GROUP INC                    COM   026874107    5,889      88,852 SH        DEFINED                 88,852
AMERUS GROUP CO                            COM   03072M108    4,546     130,000 SH        DEFINED                130,000
AMGEN INC                                  COM   031162100    4,368      70,682 SH        DEFINED                 70,682
ANHEUSER-BUSCH CO                          COM   035229103      242       4,601 SH        DEFINED                  4,601
AON CORP                                   COM   037389103    1,411      58,950 SH        DEFINED                 58,950
APPLIED MATERIALS INC                      COM   038222105    3,116     138,824 SH        DEFINED                138,824
BDK HOLDINGS INC.                          COM   05537P105        0      17,959 SH        DEFINED                 17,959
BERKSHIRE HATHAWAY A                       COM   084670108      506           6 SH        DEFINED                      6
BERKSHIRE HATHAWAY B                       COM   084670207      324         115 SH        DEFINED                    115
H & R BLOCK INC                            COM   093671105    5,479      98,950 SH        DEFINED                 98,950
BRIGGS & STRATTON                          CDS   109043AD1      622     450,000 PRN       DEFINED                450,000
BRINKER INTERNATIONAL, INC                 CDS   109641AC4    1,314   1,950,000 PRN       DEFINED              1,950,000
BUNGE LIMITED FINANCE CORP                 CDS   120568AE0      805     690,000 PRN       DEFINED                690,000
CALVERT                                    COM   131582207      435      25,516 SH        DEFINED                 25,516
CALVERT                                    COM   131582751    3,622     337,242 SH        DEFINED                337,242
CALVERT                                    COM   131582850      726      38,172 SH        DEFINED                 38,172
CALVERT                                    COM   13161T401    3,459     213,890 SH        DEFINED                213,890
CENTERPOINT ENERGY                         CDS   15189T206    2,433   4,310,500 PRN       DEFINED              4,310,500
CISCO SYSTEMS INC                          COM   17275R102    3,230     132,996 SH        DEFINED                132,996
CITIGROUP INC                              COM   172967101    5,196     107,037 SH        DEFINED                107,037
CLOROX CO                                  COM   189054109    1,293      26,625 SH        DEFINED                 26,625
COCA-COLA COMPANY                          COM   191216100      103       2,025 SH        DEFINED                  2,025
COMPUTER ASSOCIATES INT'L                  CDS   204912AR0    1,677   1,300,000 PRN       DEFINED              1,300,000
CONAGRA FOODS INC                          COM   205887102      534      20,250 SH        DEFINED                 20,250
DNP SELECT INCOME FD INC                   COM   23325P104      110      10,000 SH        DEFINED                 10,000
DELL INC                                   COM   24702R101    4,439     130,665 SH        DEFINED                130,665
DEVON ENERGY CORP                          COM   25179M103    4,632      80,900 SH        DEFINED                 80,900
DIAMONDS TR UNIT SER 1                     COM   252787106      235       2,250 SH        DEFINED                  2,250
DISNEY CO THE WALT                         CDS   254687AU0    1,503   1,420,000 PRN       DEFINED              1,420,000
ELECTRONIC DATA SYSTEMS CORP               CDS   285661AE4      418     400,000 PRN       DEFINED                400,000
EXXON MOBIL CORP                           COM   30231G102    4,916     119,897 SH        DEFINED                119,897
FANNIE MAE                                 COM   313586109      206       2,743 SH        DEFINED                  2,743
FEDEX CORP                                 COM   31428X106    1,784      26,425 SH        DEFINED                 26,425
FIRST AMERICAN CORPORATION                 CDS   318522AC3      749     670,000 PRN       DEFINED                670,000
FIRST AMERICAN CORPORATION                 CDS   318522AD1      447     400,000 PRN       DEFINED                400,000
FIRST DATA CORP                            COM   319963104    3,771      91,777 SH        DEFINED                 91,777
FIRST DATA CORP                            CDS   319963AD6    1,359   1,270,000 PRN       DEFINED              1,270,000
FREMONT BOND FUND                          COM   357378504      375      35,790 SH        DEFINED                 35,790
GATX CAPITAL CORP                          CDS   361448AC7    1,271   1,090,000 PRN       DEFINED              1,090,000
GALLAGHER ARTHUR J & CO                    COM   363576109    1,411      43,425 SH        DEFINED                 43,425
GANNETT COMPANY                            COM   364730101    6,304      70,700 SH        DEFINED                 70,700
GENERAL ELECTRIC CO                        COM   369604103    3,385     109,270 SH        DEFINED                109,270
GENERAL MILLS INC                          CDS   370334AT1    1,260   1,800,000 PRN       DEFINED              1,800,000
GENERAL MOTORS CORP                        CPS   370442717    1,397      43,300 SH        DEFINED                 43,300
HERSHEY FOODS CORP                         COM   427866108    1,218      15,825 SH        DEFINED                 15,825
ILLINOIS TOOL WORKS INC                    COM   452308109    5,389      64,225 SH        DEFINED                 64,225
INTEL CORP                                 COM   458140100    2,245      69,915 SH        DEFINED                 69,915
JEFFERSON PILOT CORP                       COM   475070108    1,335      26,350 SH        DEFINED                 26,350
JOHNSON & JOHNSON                          COM   478160104    3,481      67,381 SH        DEFINED                 67,381
KERR MCGEE CORP                            CDS   492386AP2    1,265   1,200,000 PRN       DEFINED              1,200,000
KRAFT FOODS INC                            COM   50075N104    1,355      42,050 SH        DEFINED                 42,050
ESTEE LAUDER COMPANIES INC                 COM   518439104    5,869     149,485 SH        DEFINED                149,485
LIBERTY MEDIA GROUP                        CDS   530715AN1    1,759   2,100,000 PRN       DEFINED              2,100,000
LIBERTY MEDIA GROUP                        CDS   530715AR2    1,487   1,430,000 PRN       DEFINED              1,430,000
LOWES COS INC                              COM   548661107    3,481      62,854 SH        DEFINED                 62,854
MANPOWER INC.                              CDS   56418HAC4    1,346   1,940,000 PRN       DEFINED              1,940,000
MEDTRONIC INC                              COM   585055106    4,937     101,563 SH        DEFINED                101,563
MICROSOFT CORP                             COM   594918104    5,121     186,126 SH        DEFINED                186,126
MORGAN STANLEY                             COM   61744J416    6,110     599,007 SH        DEFINED                599,007
NATIONAL AUSTRALIA BANK                    CPS   632525309      726      19,000 SH        DEFINED                 19,000
NATIONS MUNICIPAL INCOME FUND              COM   638579672      113      10,138 SH        DEFINED                 10,138
NELNET INC                                 COM   64031N108    1,691      75,475 SH        DEFINED                 75,475
NEUBERGER & BERMAN                         COM   641224209      321      22,450 SH        DEFINED                 22,450
OAK INDUSTRIES                             CDS   671400AL3      497     500,000 PRN       DEFINED                500,000
ODYSSEY RE HOLDINGS CORP                   CDS   67612WAA6    1,356   1,150,000 PRN       DEFINED              1,150,000
RISTK OPTICAL INNOVATIONS INC              COM   683993273       20     250,000 SH        DEFINED                250,000
PALL CORP                                  COM   696429307    5,640     210,200 SH        DEFINED                210,200
PEPSICO INC                                COM   713448108    4,922     105,580 SH        DEFINED                105,580
PFIZER INC                                 COM   717081103    5,092     144,132 SH        DEFINED                144,132
PITNEY BOWES INC                           COM   724479100    4,330     106,600 SH        DEFINED                106,600
POTOMAC ELECTRIC POWER CO                  PS    737679209      420      10,000 SH        DEFINED                 10,000
QWEST COMMUNICATIONS INTL INC              COM   749121109      113      26,045 SH        DEFINED                 26,045
REEBOK INTERNATIONAL                       CDS   758110AE0      527     480,000 PRN       DEFINED                480,000
T ROWE PRICE                               COM   779552108    1,218      40,680 SH        DEFINED                 40,680
T ROWE PRICE INTERNATIONAL BOND FUND       COM   77956H104      144      14,060 SH        DEFINED                 14,060
ROYAL DUTCH PETE CO                        COM   780257804    6,468     123,455 SH        DEFINED                123,455
S&P DEPOSITARY RECEIPTS                    COM   78462F103    0,123     180,834 SH        DEFINED                180,834
SILICON VALLEY BANCSHARES                  CDS   827064AB2    1,294   1,100,000 PRN       DEFINED              1,100,000
SOUTH CAROLINA ELEC & GAS CO               PS    8370042*0      288       7,596 SH        DEFINED                  7,596
SYSCO CORP                                 COM   871829107    4,738     127,275 SH        DEFINED                127,275
SYNERGY MEDIA INC                          COM   871934105        1     100,000 SH        DEFINED                100,000
3M COMPANY                                 COM   88579Y101      334       3,930 SH        DEFINED                  3,930
TIDEWATER                                  COM   886423102    4,290     143,575 SH        DEFINED                143,575
US CELLULAR CORP                           CDS   911684AA6    1,926   3,950,000 PRN       DEFINED              3,950,000
UNIVERSAL HEALTH SERVICES                  CDS   913903AL4    1,581   2,400,000 PRN       DEFINED              2,400,000
VANGUARD INTERMEDIATE TERM                 COM   921937306      305      28,552 SH        DEFINED                 28,552
VANGUARD CA INSURED LONG-TERM TAX EXEMP    COM   922021100      195      16,390 SH        DEFINED                 16,390
VANGUARD                                   COM   922031109    2,759     297,630 SH        DEFINED                297,630
VANGUARD GNMA FUND                         COM   922031307      753      71,728 SH        DEFINED                 71,728
VANGUARD INFLATION PROTECTED               COM   922031869    2,632     215,573 SH        DEFINED                215,573
VARIAN MED SYS INC                         COM   92220P105    3,951      57,175 SH        DEFINED                 57,175
VANGUARD 500 INDEX FUND                    COM   922908108      882       8,591 SH        DEFINED                  8,591
VANGUARD EXTENDED MARKET                   COM   922908207      844      31,641 SH        DEFINED                 31,641
WACHOVIA CORP                              COM   929903102    5,422     116,375 SH        DEFINED                116,375
WAL MART STORES INC                        COM   931142103    4,465      84,165 SH        DEFINED                 84,165
WALGREEN CO                                COM   931422109      202       5,550 SH        DEFINED                  5,550
WASHINGTON MUTUAL INC                      CPS   939322848    1,285      23,000 SH        DEFINED                 23,000
WELLS FARGO & CO NEW COM                   COM   949746101      237       4,025 SH        DEFINED                  4,025
INGERSOLL RAND CO                          COM   G4776G101    7,272     107,125 SH        DEFINED                107,125
CITIGROUP INC                              OPT   1729679AJ    1,699      35,000 SH OPT    OTHER                   35,000
COCA COLA CO                               OPT   1912169AW    1,218      24,000 SH OPT    OTHER                   24,000
LOWES COMPANIES INC.                       OPT   5486619AM    1,994      36,000 SH OPT    OTHER                   36,000
                                                      108   255,769   43,082,025
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